Results From Financial Transactions - Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ 23,811	€ 20,982	€ 33,188
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	4,560	1,396	4,591
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	(1,007)	588	863
Unconsolidated investment funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	20,927	17,681	26,450
Derivatives [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ (669)	€ 1,318	€ 1,284